Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
Operating segments data

2023
E&P
Norway

E&P
International E&P USA MMP REN Other
Eliminations

Total group (in USD million)
Revenues third party 230 993 277 105,242 20 85 0 106,848
Revenues and other income inter-segment 37,999 6,009 4,009 633 12 33 (48,695) 0
Net income/(loss) from equity accounted
investments 0 28 0 12 (33) (8) 0 (1)
Other income 111 1 32 23 18 142 0 327
Total revenues and other income

38,340 7,032 4,319 105,908 17 253 (48,695) 107,174
Purchases [net of inventory variation] 0 (70) 0 (95,769) 0 (1) 47,665 (48,175)
Operating, selling, general and
administrative expenses (3,759) (2,176) (1,178) (4,916) (462) (201) 893 (11,800)
Depreciation and amortisation (4,429) (2,123) (1,779) (897) (12) (133) 0 (9,373)
Net impairment (losses)/reversals (588) (310) 290 (343) (300) (10) 0 (1,260)
Exploration expenses (476) (20) (299) 0 0 0 0 (795)
Total operating expenses (9,253) (4,700) (2,966) (101,925) (774) (345) 48,558 (71,404)
Net operating income/(loss) 29,087 2,332 1,353 3,984 (757) (92) (137) 35,770
Additions to PP&E, intangibles and equity
accounted investments 5,939 4,376 1,206 844 2,007 128 0 14,500
Balance sheet information
Equity accounted investments

3 0 0 783 1,665 57 0 2,508
Non-current segment assets

28,915 17,977 11,049 3,997 1,575 1,018 0 64,530
Non-current assets not allocated to
segments

14,487
Total non-current assets

81,525
Assets classified as held for sale 0 1,064 0 0 0 0 0 1,064

2022
E&P
Norway
E&P
International
E&P

USA MMP REN Other Eliminations Total group (in USD million)
Revenues third party 304 1,099 305 147,164 16 115 0 149,004
Revenues and other income inter-segment 74,631 6,124 5,217 527 0 55 (86,554) 0
Net income/(loss) from equity accounted
investments 0 172 0 406 58 (16) 0 620
Other income 994 35 0 9 111 33 0 1,182
Total revenues and other income

75,930 7,431 5,523 148,105 185 187 (86,554) 150,806
Purchases [net of inventory variation] 0 (116) 0 (139,916) 0 0 86,227 (53,806)
Operating, selling, general and
administrative expenses (3,782) (1,698) (938) (4,591) (265) (223) 904 (10,593)
Depreciation and amortisation (4,986) (1,445) (1,422) (881) (4) (142) 0 (8,878)
Net impairment (losses)/reversals 819 (286) 1,060 895 0 0 0 2,487
Exploration expenses (366) (638) (201) 0 0 0 0 (1,205)
Total operating expenses (8,315) (4,183) (1,501) (144,493) (269) (365) 87,130 (71,995)
Net operating income/(loss) 67,614 3,248 4,022 3,612 (84) (178) 577 78,811
Additions to PP&E, intangibles and equity
accounted investments 4,922 2,623 764 1,212 298 176 0 9,994
Balance sheet information
Equity accounted investments

3 550 0 688 1,452 65 0 2,758
Non-current segment assets

28,510 15,868 11,311 4,619 316 1,031 0 61,656
Non-current assets not allocated to
segments

15,437
Total non-current assets

79,851
Assets classified as held for sale 0 1,018 0 0 0 0 0 1,018

2021
E&P
Norway
E&P
International
E&P

USA MMP REN Other Eliminations Total group (in USD million)
Revenues third party 261 1,115 377 86,883 8 99 0 88,744
Revenues and other income inter-segment 38,972 4,230 3,771 321 0 41 (47,335) 0
Net income/(loss) from equity accounted
investments 0 214 0 22 16 7 0 259
Other income 154 5 0 168 1,386 208 0 1,921
Total revenues and other income 39,386 5,565 4,149 87,393 1,411 355 (47,335) 90,924
Purchases [net of inventory variation] 0 (58) 0 (80,873) 0 (1) 45,772 (35,160)
Operating, selling, general and
administrative expenses (3,653) (1,405) (1,074) (3,753) (163) (432) 1,102 (9,378)
Depreciation and amortisation (6,002) (1,734) (1,665) (869) (3) (158) 0 (10,432)
Net impairment (losses)/reversals 1,102 (1,587) (69) (735) 0 2 0 (1,287)
Exploration expenses (363) (451) (190) 0 0 0 0 (1,004)
Total operating expenses (8,915) (5,237) (2,998) (86,230) (166) (590) 46,873 (57,261)
Net operating income/(loss) 30,471 329 1,150 1,163 1,245 (234) (461) 33,663
Additions to PP&E, intangibles and equity
accounted investments 4,943 1,834 690 517 457 64 0 8,506
Balance sheet information
Equity accounted investments 3 1,417 0 113 1,108 45 0 2,686
Non-current segment assets 36,502 15,422 11,406 4,006 157 1,032 0 68,527
Non-current assets not allocated to
segments 13,406
Total non-current assets 84,618
Assets classified as held for sale 0 676 0 0 0 0 0 676

Non-current assets by country

Non-current assets by country
At 31 December
(in USD million)
2023 2022
Norway 32,977 33,242
USA 12,587 12,343
Brazil 10,871 9,400
UK 5,535 3,688
Canada 1,157 1,171
Angola 1,103 895
Denmark 973 497
Argentina 648 615
Algeria 474 622
Poland 447 270
Other 265 1,672
Total non-current assets 1) 67,038 64,414
Excluding deferred tax assets, pension assets and

non-current financial assets.